Related Party Transactions (Details) $ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Apr. 30, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 shares	Jan. 31, 2019 shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($) shares
Related Party Transactions (Details) [Line Items]
Restricted share units							650,000
Issued and outstanding, vested and unvested stock options	6,197,776
Non-cash operating expense (in Dollars)	$ 8.5					$ 8.5
Preferred shares issued	3,660,000
Percentage of preferred shares outstanding	10.00%
Total restricted share unit	3,530,000
Amount payable to Loral (in Dollars) | $		$ 0.1					$ 0.1
Contributions made to defined benefit pension plans (in Dollars) | $					$ 5.1		$ 5.5
Key management personnel of entity or parent [member]
Related Party Transactions (Details) [Line Items]
Share appreciation exercised				40,269
Restricted share units		66,667	66,667
Key management personnel of entity or parent [member] | Non-Voting Participating Preferred Shares [Member]
Related Party Transactions (Details) [Line Items]
Share appreciation exercised				14,846
Restricted share units		30,980	30,980